Commitments	12 Months Ended
Mar. 31, 2012
Commitments
Commitments

10           Commitments

Capital expenditures contracted at the balance sheet date but not yet provided for is as follows:

	March 31,
	2011	2012
	$ in thousands	$ in thousands

Construction in Xinxing, Guangdong, PRC	548	757

	548	757

As of March 31, 2012, the Company entered into contractor agreements to construct factory building, warehouse, dormitories and leasehold improvements on the land in Xinxing, the PRC for total consideration of $5,814,000. $5,057,000 had been paid and the remaining balance of $757,000  is to be paid in accordance with the progress of the construction. The first phase of construction is expected to be completed by December 2012.